Vanguard® Financials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.9%)
Banks (27.3%)
	JPMorgan Chase & Co.	4,310,821	873,502
	Bank of America Corp.	10,659,160	426,260
	Wells Fargo & Co.	5,313,701	318,397
	Citigroup Inc.	2,874,733	179,125
	US Bancorp	2,339,328	94,860
	PNC Financial Services Group Inc.	597,038	93,968
	Truist Financial Corp.	2,003,902	75,647
	Fifth Third Bancorp	1,026,316	38,405
	M&T Bank Corp.	250,128	37,919
	Huntington Bancshares Inc.	2,185,817	30,427
	Regions Financial Corp.	1,379,558	26,694
	First Citizens BancShares Inc. Class A	15,236	25,877
	Citizens Financial Group Inc.	688,094	24,283
	KeyCorp	1,392,174	20,006
	East West Bancorp Inc.	209,810	15,566
	First Horizon Corp.	831,667	13,174
	Webster Financial Corp.	258,438	11,428
	Commerce Bancshares Inc.	185,951	10,346
	Comerica Inc.	199,260	10,210
	Western Alliance Bancorp	157,466	9,925
	Popular Inc.	108,211	9,632
	Zions Bancorp NA	222,920	9,628
	Cullen/Frost Bankers Inc.	91,160	9,260
	Wintrust Financial Corp.	93,046	9,175
	Pinnacle Financial Partners Inc.	115,121	9,153
	SouthState Corp.	113,907	8,806
	Synovus Financial Corp.	219,906	8,728
	Prosperity Bancshares Inc.	139,883	8,715
	Old National Bancorp	474,224	8,104
	Cadence Bank	273,837	7,818
	FNB Corp.	542,496	7,470
	Home BancShares Inc.	286,571	6,740
	Bank OZK	160,749	6,732
	United Bankshares Inc.	202,365	6,565
	Glacier Bancorp Inc.	170,305	6,366
	Hancock Whitney Corp.	130,019	6,076
	Columbia Banking System Inc.	313,846	6,051
	UMB Financial Corp.	69,365	5,718
	First Financial Bankshares Inc.	182,357	5,467
	Ameris Bancorp	99,232	4,957
	Associated Banc-Corp.	227,104	4,865
	ServisFirst Bancshares Inc.	77,717	4,803
	International Bancshares Corp.	84,103	4,780
	Valley National Bancorp	651,366	4,644
	United Community Banks Inc.	177,101	4,544
	Fulton Financial Corp.	268,220	4,517
	First BanCorp (XNYS)	250,213	4,436
	Atlantic Union Bankshares Corp.	133,933	4,370
*	Axos Financial Inc.	80,554	4,339
*	Texas Capital Bancshares Inc.	71,183	4,291
	BOK Financial Corp.	44,061	3,993
	WSFS Financial Corp.	90,193	3,974
	First Hawaiian Inc.	192,369	3,911
	Cathay General Bancorp	103,413	3,810
	First Interstate BancSystem Inc. Class A	138,498	3,676
	Community Bank System Inc.	79,289	3,604
	New York Community Bancorp Inc.	1,076,728	3,542
	CVB Financial Corp.	209,597	3,467
	Bank of Hawaii Corp.	59,847	3,456
	Park National Corp.	24,200	3,327

Vanguard® Financials Index Fund
		Shares	Market Value ($000)
	Eastern Bankshares Inc.	238,396	3,266
	Simmons First National Corp. Class A	186,615	3,243
	BankUnited Inc.	111,986	3,213
	Pacific Premier Bancorp Inc.	144,073	3,204
	Independent Bank Corp. (XNGS)	63,028	3,201
	First Financial Bancorp	143,142	3,192
	Towne Bank	112,433	3,057
	Seacoast Banking Corp. of Florida	127,271	3,012
	Banc of California Inc.	213,367	2,957
	First Merchants Corp.	89,475	2,957
	WaFd Inc.	103,978	2,912
	BancFirst Corp.	32,174	2,772
	Heartland Financial USA Inc.	60,719	2,669
	OFG Bancorp	71,667	2,663
	Provident Financial Services Inc.	184,871	2,662
	NBT Bancorp Inc.	70,594	2,625
	Independent Bank Group Inc.	55,845	2,571
	Trustmark Corp.	87,251	2,543
	Renasant Corp.	84,279	2,538
*	Bancorp Inc.	74,585	2,505
*	Triumph Financial Inc.	33,283	2,473
	WesBanco Inc.	89,190	2,462
	Banner Corp.	51,412	2,408
	Lakeland Financial Corp.	38,666	2,398
	City Holding Co.	22,149	2,264
	Hilltop Holdings Inc.	73,023	2,234
	Enterprise Financial Services Corp.	56,103	2,171
	First Commonwealth Financial Corp.	155,059	2,095
	FB Financial Corp.	56,229	2,080
	National Bank Holdings Corp. Class A	56,433	2,058
*	Customers Bancorp Inc.	45,204	2,048
	Pathward Financial Inc.	37,701	2,010
	Northwest Bancshares Inc.	180,375	1,975
	Westamerica BanCorp	40,426	1,974
	Stock Yards Bancorp Inc.	41,495	1,944
	First Bancorp/Southern Pines NC	61,397	1,937
	First Busey Corp.	85,165	1,926
	Hope Bancorp Inc.	180,292	1,898
	S&T Bancorp Inc.	58,786	1,876
	TriCo Bancshares	47,573	1,812
	Live Oak Bancshares Inc.	49,699	1,714
	Veritex Holdings Inc.	81,496	1,663
	Nicolet Bankshares Inc.	19,783	1,593
	Sandy Spring Bancorp Inc.	67,186	1,575
	Stellar Bancorp Inc.	67,708	1,530
	Berkshire Hills Bancorp Inc.	66,816	1,485
	Preferred Bank	19,422	1,451
	Peoples Bancorp Inc.	49,605	1,446
	QCR Holdings Inc.	25,327	1,435
	1st Source Corp.	27,853	1,432
	German American Bancorp Inc.	44,367	1,404
	Origin Bancorp Inc.	43,984	1,375
	OceanFirst Financial Corp.	89,153	1,342
	Brookline Bancorp Inc.	133,926	1,158
	First Bancshares Inc.	45,583	1,156
	Southside Bancshares Inc.	41,632	1,116
	Bank First Corp.	13,173	1,075
	Premier Financial Corp.	53,659	1,058
	ConnectOne Bancorp Inc.	55,940	1,043
	First Mid Bancshares Inc.	31,841	1,011
	Capitol Federal Financial Inc.	194,421	1,005
	Dime Community Bancshares Inc.	52,588	971
	Community Trust Bancorp Inc.	22,952	966
	Univest Financial Corp.	44,121	962
	Heritage Financial Corp.	52,922	959
	Old Second Bancorp Inc.	66,209	957
*	NB Bancorp Inc.	61,060	923
	Byline Bancorp Inc.	39,915	922
	First Community Bankshares Inc.	25,246	877
	Mercantile Bank Corp.	22,844	875

Vanguard® Financials Index Fund
		Shares	Market Value ($000)
	Tompkins Financial Corp.	18,617	873
*	CrossFirst Bankshares Inc.	65,563	858
	Central Pacific Financial Corp.	40,675	825
	Cambridge Bancorp	11,922	798
	Horizon Bancorp Inc.	65,264	798
	TrustCo Bank Corp. NY	28,658	797
	Amerant Bancorp Inc.	36,055	795
	Independent Bank Corp.	31,388	787
	Eagle Bancorp Inc.	43,230	779
	Business First Bancshares Inc.	36,217	777
	Great Southern Bancorp Inc.	14,607	767
	Heritage Commerce Corp.	91,746	748
	Hanmi Financial Corp.	45,845	723
	Midland States Bancorp Inc.	31,789	722
	Camden National Corp.	21,983	713
*	Coastal Financial Corp.	16,013	710
	Equity Bancshares Inc. Class A	20,950	706
	Farmers National Banc Corp.	56,604	692
	Metrocity Bankshares Inc.	27,915	688
	HarborOne Bancorp Inc.	65,396	681
	Washington Trust Bancorp Inc.	25,638	673
*	Columbia Financial Inc.	45,663	662
	Arrow Financial Corp.	25,790	648
	Amalgamated Financial Corp.	25,406	642
	First Financial Corp.	16,947	628
	Southern Missouri Bancorp Inc.	14,883	627
*	Metropolitan Bank Holding Corp.	14,631	615
	CNB Financial Corp.	31,600	613
	Bar Harbor Bankshares	22,906	602
	Capital City Bank Group Inc.	21,741	590
	Northfield Bancorp Inc.	63,350	561
	Peapack-Gladstone Financial Corp.	24,145	524
	South Plains Financial Inc.	18,554	504
	SmartFinancial Inc.	21,732	503
	Kearny Financial Corp.	87,261	495
	Flushing Financial Corp.	38,331	488
	Mid Penn Bancorp Inc.	22,478	481
*	Carter Bankshares Inc.	35,957	458
	First Foundation Inc.	76,188	451
	Hingham Institution for Savings	2,238	382
	Bank of Marin Bancorp	21,841	336
	HomeStreet Inc.	29,028	265
			2,732,798
Capital Markets (23.1%)
	Goldman Sachs Group Inc.	487,054	222,350
	S&P Global Inc.	480,674	205,493
	Morgan Stanley	1,840,796	180,104
	BlackRock Inc.	223,556	172,592
	Charles Schwab Corp.	2,262,621	165,805
	Blackstone Inc.	1,072,674	129,257
	Intercontinental Exchange Inc.	859,804	115,128
	CME Group Inc.	540,388	109,688
	Moody's Corp.	246,604	97,899
	KKR & Co. Inc.	929,939	95,635
	Bank of New York Mellon Corp.	1,132,014	67,479
	Ameriprise Financial Inc.	150,354	65,646
*	Coinbase Global Inc. Class A	278,844	62,996
	MSCI Inc.	118,912	58,883
	T Rowe Price Group Inc.	336,093	39,602
	Ares Management Corp. Class A	270,768	37,954
	Raymond James Financial Inc.	298,004	36,580
	Nasdaq Inc.	605,060	35,717
	State Street Corp.	453,081	34,248
	LPL Financial Holdings Inc.	111,739	31,981
	Cboe Global Markets Inc.	158,466	27,413
	Northern Trust Corp.	306,167	25,792
	FactSet Research Systems Inc.	57,250	23,144
	Interactive Brokers Group Inc. Class A	152,419	19,162
	Tradeweb Markets Inc. Class A	174,001	18,968

Vanguard® Financials Index Fund
		Shares	Market Value ($000)
*	Robinhood Markets Inc. Class A	788,175	16,473
	Carlyle Group Inc.	352,185	15,130
	Stifel Financial Corp.	153,934	12,461
	Morningstar Inc.	41,678	12,014
	Jefferies Financial Group Inc.	255,128	11,869
	MarketAxess Holdings Inc.	56,966	11,332
	Blue Owl Capital Inc.	629,074	11,317
	SEI Investments Co.	167,027	11,309
	Evercore Inc. Class A	55,121	11,186
	Houlihan Lokey Inc.	78,556	10,633
	Franklin Resources Inc.	434,540	10,255
	Invesco Ltd.	506,760	7,961
	Affiliated Managers Group Inc.	48,652	7,911
	Hamilton Lane Inc. Class A	57,697	7,240
	Janus Henderson Group plc	194,000	6,499
	Moelis & Co. Class A	99,988	5,660
	Piper Sandler Cos.	26,640	5,642
	Lazard Inc.	131,429	5,287
	BGC Group Inc. Class A	551,794	4,784
	Artisan Partners Asset Management Inc. Class A	104,153	4,586
	TPG Inc.	103,995	4,360
	Federated Hermes Inc.	118,826	3,941
	PJT Partners Inc. Class A	34,306	3,659
	StepStone Group Inc. Class A	81,932	3,518
*	StoneX Group Inc.	43,099	3,235
	Victory Capital Holdings Inc. Class A	57,946	3,015
	Cohen & Steers Inc.	40,656	2,858
	Virtu Financial Inc. Class A	129,161	2,842
	Virtus Investment Partners Inc.	10,495	2,399
*	Donnelley Financial Solutions Inc.	39,254	2,393
*,1	Freedom Holding Corp.	26,810	2,044
	WisdomTree Inc.	182,291	1,817
	Perella Weinberg Partners	68,876	1,063
*	Open Lending Corp. Class A	152,024	984
	Brightsphere Investment Group Inc.	44,282	982
[1]	B Riley Financial Inc.	26,128	626
	Diamond Hill Investment Group Inc.	3,962	594
	P10 Inc. Class A	71,034	574
	Bridge Investment Group Holdings Inc. Class A	56,467	437
	Associated Capital Group Inc. Class A	4,649	160
			2,310,566
Consumer Finance (4.4%)
	American Express Co.	864,523	207,486
	Capital One Financial Corp.	573,352	78,910
	Discover Financial Services	376,706	46,207
	Synchrony Financial	610,265	26,730
	Ally Financial Inc.	410,518	15,998
*,1	SoFi Technologies Inc.	1,507,030	10,399
	OneMain Holdings Inc.	170,714	8,385
	FirstCash Holdings Inc.	57,839	6,820
	SLM Corp.	297,078	6,375
*	Credit Acceptance Corp.	10,145	4,979
	Bread Financial Holdings Inc.	75,197	3,140
*,1	Upstart Holdings Inc.	111,775	2,763
*	Enova International Inc.	41,137	2,536
	PROG Holdings Inc.	65,515	2,476
	Nelnet Inc. Class A	21,523	2,231
	Navient Corp.	124,785	1,881
*	Encore Capital Group Inc.	35,055	1,551
*	LendingClub Corp.	171,205	1,527
*	PRA Group Inc.	54,736	1,181
*	EZCorp. Inc. Class A	78,000	818
*	NerdWallet Inc. Class A	58,226	812
*	Moneylion Inc.	7,907	779
*	LendingTree Inc.	17,251	742
*	Green Dot Corp. Class A	70,317	697
*	World Acceptance Corp.	5,193	667
			436,090

Vanguard® Financials Index Fund
		Shares	Market Value ($000)
Financial Services (26.0%)
*	Berkshire Hathaway Inc. Class B	1,967,765	815,442
	Mastercard Inc. Class A	1,250,505	559,063
	Visa Inc. Class A	1,982,890	540,258
*	Fiserv Inc.	886,122	132,706
*	PayPal Holdings Inc.	1,500,949	94,545
	Apollo Global Management Inc.	596,975	69,345
	Fidelity National Information Services Inc.	865,269	65,657
*	Block Inc. (XNYS)	833,351	53,401
	Global Payments Inc.	387,211	39,437
*	Corpay Inc.	102,446	27,422
	Equitable Holdings Inc.	491,529	20,394
	Jack Henry & Associates Inc.	109,321	18,003
*	Toast Inc. Class A	524,856	12,717
*	WEX Inc.	62,642	11,734
	Voya Financial Inc.	152,459	11,559
	Corebridge Financial Inc.	374,028	10,910
*	Affirm Holdings Inc.	350,802	10,268
	Essent Group Ltd.	160,816	9,118
	Jackson Financial Inc. Class A	114,858	8,730
	MGIC Investment Corp.	404,336	8,491
*	Mr Cooper Group Inc.	96,849	8,077
*	Euronet Worldwide Inc.	65,665	7,655
	Radian Group Inc.	226,359	7,072
	Western Union Co.	513,303	6,570
	PennyMac Financial Services Inc.	64,040	5,805
*	Shift4 Payments Inc. Class A	81,992	5,516
	Walker & Dunlop Inc.	50,033	4,803
*	NMI Holdings Inc. Class A	116,140	3,854
	EVERTEC Inc.	97,903	3,424
*	Marqeta Inc. Class A	623,937	3,319
*	NCR Atleos Corp.	102,387	2,849
*	Flywire Corp.	160,655	2,755
*	Remitly Global Inc.	208,598	2,711
*	Payoneer Global Inc.	448,105	2,684
*	Rocket Cos. Inc. Class A	190,611	2,650
*	AvidXchange Holdings Inc.	244,115	2,585
	Federal Agricultural Mortgage Corp. Class C	14,015	2,448
	Compass Diversified Holdings	102,077	2,323
*	Cannae Holdings Inc.	84,716	1,540
*	Repay Holdings Corp.	127,322	1,240
	A-Mark Precious Metals Inc.	28,326	1,075
	Merchants Bancorp	26,038	1,043
*	International Money Express Inc.	48,934	1,021
	UWM Holdings Corp.	134,897	994
	Cass Information Systems Inc.	19,620	831
*	I3 Verticals Inc. Class A	34,792	678
*	Paymentus Holdings Inc. Class A	25,646	480
	Guild Holdings Co. Class A	5,047	73
			2,605,275
Insurance (17.3%)
	Progressive Corp.	879,078	185,644
	Chubb Ltd.	609,352	165,025
	Marsh & McLennan Cos. Inc.	738,009	153,196
	Aon plc Class A (XNYS)	297,974	83,921
	Arthur J Gallagher & Co.	325,465	82,450
	American International Group Inc.	1,011,526	79,728
	Travelers Cos. Inc.	343,719	74,140
	Aflac Inc.	820,445	73,733
	MetLife Inc.	922,379	66,753
	Allstate Corp.	395,894	66,320
	Prudential Financial Inc.	538,806	64,845
*	Arch Capital Group Ltd.	563,090	57,790
	Hartford Financial Services Group Inc.	446,256	46,165
	Willis Towers Watson plc	153,833	39,272
	Brown & Brown Inc.	364,691	32,643
*	Markel Group Inc.	19,676	32,300
	Principal Financial Group Inc.	352,983	28,959
	Cincinnati Financial Corp.	235,012	27,633

Vanguard® Financials Index Fund
		Shares	Market Value ($000)
	Everest Group Ltd.	65,457	25,589
	W R Berkley Corp.	308,068	24,963
	Loews Corp.	283,296	21,757
	Reinsurance Group of America Inc.	98,672	20,701
	Fidelity National Financial Inc.	390,025	19,642
	RenaissanceRe Holdings Ltd.	79,096	18,023
	Unum Group	287,344	15,476
	American Financial Group Inc.	106,979	13,898
	Erie Indemnity Co. Class A	38,013	13,777
	Assurant Inc.	78,003	13,531
	Kinsale Capital Group Inc.	33,230	12,748
	Old Republic International Corp.	392,732	12,481
	Primerica Inc.	52,452	11,848
	Globe Life Inc.	141,522	11,712
	RLI Corp.	61,669	9,002
	Selective Insurance Group Inc.	91,055	8,888
	Axis Capital Holdings Ltd.	120,101	8,873
	First American Financial Corp.	153,862	8,552
	Lincoln National Corp.	255,010	8,413
	Ryan Specialty Holdings Inc.	151,082	8,390
	Hanover Insurance Group Inc.	53,762	7,093
	White Mountains Insurance Group Ltd.	3,852	6,961
	Assured Guaranty Ltd.	79,072	6,145
	Kemper Corp.	96,227	5,758
*	Enstar Group Ltd.	18,212	5,703
	CNO Financial Group Inc.	162,959	4,675
*	Brighthouse Financial Inc.	93,948	4,182
*	Genworth Financial Inc. Class A	658,962	4,145
*	Oscar Health Inc. Class A	202,373	4,039
*	Baldwin Insurance Group Inc.	97,243	3,275
*	Palomar Holdings Inc.	37,537	3,185
	Stewart Information Services Corp.	41,241	2,611
	Mercury General Corp.	41,736	2,330
*	Goosehead Insurance Inc. Class A	36,026	2,324
	Horace Mann Educators Corp.	61,576	2,104
*	SiriusPoint Ltd.	150,912	1,984
*	Skyward Specialty Insurance Group Inc.	50,798	1,896
	Safety Insurance Group Inc.	22,326	1,727
	Employers Holdings Inc.	38,351	1,618
	National Western Life Group Inc. Class A	3,182	1,561
*,1	Trupanion Inc.	48,774	1,457
*,1	Lemonade Inc.	77,845	1,285
	AMERISAFE Inc.	29,060	1,274
*	Ambac Financial Group Inc.	67,981	1,205
*	ProAssurance Corp.	81,282	1,168
	HCI Group Inc.	11,979	1,149
	Universal Insurance Holdings Inc.	41,367	815
	United Fire Group Inc.	31,995	712
	Tiptree Inc.	36,031	630
*	Root Inc. Class A	10,110	514
*	Hamilton Insurance Group Ltd. Class B	29,758	513
	James River Group Holdings Ltd.	56,485	441
*	Hippo Holdings Inc.	23,830	420
*	Hagerty Inc. Class A	37,139	357
	Donegal Group Inc. Class A	24,661	327
			1,734,364
Mortgage Real Estate Investment Trusts (REITs) (0.8%)
	Annaly Capital Management Inc.	752,430	14,823
	AGNC Investment Corp.	1,044,329	10,015
	Starwood Property Trust Inc.	447,355	8,697
	Rithm Capital Corp.	724,695	8,124
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	170,820	5,687
[1]	Blackstone Mortgage Trust Inc. Class A	246,465	4,298
[1]	Arbor Realty Trust Inc.	280,441	3,837
	Ready Capital Corp.	248,046	2,059
	Apollo Commercial Real Estate Finance Inc.	201,689	2,037
	Two Harbors Investment Corp.	155,273	1,995
	Ladder Capital Corp.	171,204	1,914
	PennyMac Mortgage Investment Trust	128,278	1,755

Vanguard® Financials Index Fund
		Shares	Market Value ($000)
	MFA Financial Inc. REIT	153,384	1,641
	Franklin BSP Realty Trust Inc. REIT	124,674	1,588
	Ellington Financial Inc.	127,853	1,550
[1]	ARMOUR Residential REIT Inc.	74,313	1,437
	Chimera Investment Corp.	120,687	1,436
	Claros Mortgage Trust Inc.	167,812	1,324
	Redwood Trust Inc.	197,702	1,253
	Brightspire Capital Inc.	197,942	1,198
	Dynex Capital Inc.	88,194	1,080
	KKR Real Estate Finance Trust Inc.	88,510	837
	New York Mortgage Trust Inc.	137,619	819
	TPG RE Finance Trust Inc.	82,003	704
	Invesco Mortgage Capital Inc. REIT	74,101	688
[1]	Orchid Island Capital Inc.	80,382	683
	Ares Commercial Real Estate Corp.	73,778	514
			81,993
Total Common Stocks (Cost $8,282,433)			9,901,086
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.397% (Cost $111,757)	1,117,848	111,773
Total Investments (100.0%) (Cost $8,394,190)			10,012,859
Other Assets and Liabilities—Net (0.0%)			(4,996)
Net Assets (100.0%)			10,007,863
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,155,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $16,000,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/30/24	BANA	81,738	(5.229)	—	(125)
Visa Inc. Class A	8/29/25	BANA	24,794	(5.329)	—	(39)
					—	(164)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At May 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $858,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by

Vanguard® Financials Index Fund
entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,901,086	—	—	9,901,086
Temporary Cash Investments	111,773	—	—	111,773
Total	10,012,859	—	—	10,012,859
Derivative Financial Instruments
Liabilities
Swap Contracts	—	164	—	164